Note 7 - Treasury Stock (Tables)	9 Months Ended
Dec. 31, 2014
Notes Tables
Class of Treasury Stock [Table Text Block]
Nine Months Ended	Number of Shares Repurchased	Cost	Weighted Average Purchase Price
December 31, 2014	6	$7	$1.20

December 31, 2013	26	$28	$1.11